Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Abstract]
Restricted cash	$ 380,199		$ 377,772	$ 377,849
Allowance for expected credit losses			5,428
Write-downs of inventories	26,611		21,243
Allowance for expected credit loss other current assets	$ 2		2	$ 1
Short-term lease term	12 months
Lease arrangements term	12 months	12 months
Deferred IPO costs	$ 639,587
Amortization period				1 year
Material incremental costs
Costs percentage				1.00%
Contract liabilities			14,515	$ 96,176
Contributions by group and its employees at rate	5.00%	5.00%
Monthly relevant income	$ 3,832	$ 30,000
Defined Contribution Plan, Cost	$ 13,488		$ 15,807	$ 18,418
Income tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.